Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 8. RELATED PARTY TRANSACTIONS

Due to a related party:

As of December 31, 2017 and 2016, the Company has related party payables of $163,659 and $163,361, respectively, due to Mr. Jianxin Lin the Company’s founder, chairman of the board of directors and chief executive officer, who lend funds for the Company’s operations. The payables are unsecured, non-interest bearing and due on demand.